Not FDIC Insured May Lose Value No Bank Guarantee
PRAF-Q3PH

Schedules of Investments
(unaudited)
Putnam Retirement Advantage Maturity Fund 2
Putnam Retirement Advantage 2025 Fund 3
Putnam Retirement Advantage 2030 Fund 4
Putnam Retirement Advantage 2035 Fund 5
Putnam Retirement Advantage 2040 Fund 6
Putnam Retirement Advantage 2045 Fund 7
Putnam Retirement Advantage 2050 Fund 8
Putnam Retirement Advantage 2055 Fund 9
Putnam Retirement Advantage 2060 Fund 10
Putnam Retirement Advantage 2065 Fund 11
Notes to Schedules of Investments 12

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage Maturity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 94.0%
Capital Markets 94.0%
a
Putnam Multi-Asset Income Fund, Class P ................................ 1,962,926 $ 20,905,157
Total Management Investment Companies (Cost $20,451,109) ....................
20,905,157
a a a a
Short Term Investments 6.0%
a
Money Market Funds 6.0%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 1,327,453 1,327,453
Total Money Market Funds (Cost $1,327,453) ...................................
1,327,453
Total Short Term Investments (Cost $1,327,453) .................................
1,327,453
a
Total Investments (Cost $21,778,562) 100.0% ...................................
$22,232,610
Other Assets, less Liabilities 0.0%
†
............................................
2,349
Net Assets 100.0% ...........................................................
$22,234,959
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2025 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 94.1%
Capital Markets 94.1%
a
Putnam Dynamic Asset Allocation Balanced Fund, Class P .................... 26,319 $ 428,213
a
Putnam Dynamic Asset Allocation Conservative Fund, Class P ................. 151,372 1,636,335
a
Putnam Multi-Asset Income Fund, Class P ................................ 1,749,765 18,634,998
20,699,546
Total Management Investment Companies (Cost $20,210,727) ....................
20,699,546
a a a a
Short Term Investments 6.0%
a
Money Market Funds 6.0%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 1,311,859 1,311,859
Total Money Market Funds (Cost $1,311,859) ...................................
1,311,859
Total Short Term Investments (Cost $1,311,859) .................................
1,311,859
a
Total Investments (Cost $21,522,586) 100.1% ...................................
$22,011,405
Other Assets, less Liabilities (0.1)% ...........................................
(3,343)
Net Assets 100.0% ...........................................................
$22,008,062
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2030 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 94.2%
Capital Markets 94.2%
a
Putnam Dynamic Asset Allocation Balanced Fund, Class P .................... 663,537 $ 10,795,753
a
Putnam Dynamic Asset Allocation Conservative Fund, Class P ................. 1,862,017 20,128,402
a
Putnam Multi-Asset Income Fund, Class P ................................ 628,945 6,698,266
37,622,421
Total Management Investment Companies (Cost $37,839,698) ....................
37,622,421
a a a a
Short Term Investments 5.8%
a
Money Market Funds 5.8%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 2,333,761 2,333,761
Total Money Market Funds (Cost $2,333,761) ...................................
2,333,761
Total Short Term Investments (Cost $2,333,761) .................................
2,333,761
a
Total Investments (Cost $40,173,459) 100.0% ...................................
$39,956,182
Other Assets, less Liabilities 0.0%
†
............................................
(9,131)
Net Assets 100.0% ...........................................................
$39,947,051
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2035 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 95.4%
Capital Markets 95.4%
a
Putnam Dynamic Asset Allocation Balanced Fund, Class P .................... 2,519,540 $ 40,992,923
a
Putnam Dynamic Asset Allocation Conservative Fund, Class P ................. 81,705 883,229
a
Putnam Multi-Asset Income Fund, Class P ................................ 99,032 1,054,695
42,930,847
Total Management Investment Companies (Cost $42,598,413) ....................
42,930,847
a a a a
Short Term Investments 4.5%
a
Money Market Funds 4.5%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 2,011,705 2,011,705
Total Money Market Funds (Cost $2,011,705) ...................................
2,011,705
Total Short Term Investments (Cost $2,011,705) .................................
2,011,705
a
Total Investments (Cost $44,610,118) 99.9% ....................................
$44,942,552
Other Assets, less Liabilities 0.1% .............................................
35,372
Net Assets 100.0% ...........................................................
$44,977,924
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2040 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 96.7%
Capital Markets 96.7%
a
Putnam Dynamic Asset Allocation Balanced Fund, Class P .................... 1,083,348 $ 17,626,066
a
Putnam Dynamic Asset Allocation Growth Fund, Class P ...................... 912,386 18,731,292
36,357,358
Total Management Investment Companies (Cost $36,850,034) ....................
36,357,358
a a a a
Short Term Investments 3.3%
a
Money Market Funds 3.3%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 1,244,892 1,244,892
Total Money Market Funds (Cost $1,244,892) ...................................
1,244,892
Total Short Term Investments (Cost $1,244,892) .................................
1,244,892
a
Total Investments (Cost $38,094,926) 100.0% ...................................
$37,602,250
Other Assets, less Liabilities 0.0%
†
............................................
7,180
Net Assets 100.0% ...........................................................
$37,609,430
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), Mayl 31, 2025
Putnam Retirement Advantage 2045 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 97.4%
Capital Markets 97.4%
a
Putnam Dynamic Asset Allocation Balanced Fund, Class P .................... 92,399 $ 1,503,325
a
Putnam Dynamic Asset Allocation Growth Fund, Class P ...................... 1,169,386 24,007,492
25,510,817
Total Management Investment Companies (Cost $24,394,849) ....................
25,510,817
a a a a
Short Term Investments 2.5%
a
Money Market Funds 2.5%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 659,962 659,962
Total Money Market Funds (Cost $659,962) .....................................
659,962
Total Short Term Investments (Cost $659,962) ..................................
659,962
a
Total Investments (Cost $25,054,811) 99.9% ....................................
$26,170,779
Other Assets, less Liabilities 0.1% .............................................
23,396
Net Assets 100.0% ...........................................................
$26,194,175
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2050 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 98.9%
Capital Markets 98.9%
a
Putnam Dynamic Asset Allocation Equity Fund, Class P ....................... 228,592 $ 3,415,165
a
Putnam Dynamic Asset Allocation Growth Fund, Class P ...................... 981,307 20,146,230
23,561,395
Total Management Investment Companies (Cost $23,333,200) ....................
23,561,395
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 256,400 256,400
Total Money Market Funds (Cost $256,400) .....................................
256,400
Total Short Term Investments (Cost $256,400) ..................................
256,400
a
Total Investments (Cost $23,589,600) 100.0% ...................................
$23,817,795
Other Assets, less Liabilities 0.0%
†
............................................
12,467
Net Assets 100.0% ...........................................................
$23,830,262
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2055 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 99.5%
Capital Markets 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund, Class P ....................... 436,736 $ 6,524,838
a
Putnam Dynamic Asset Allocation Growth Fund, Class P ...................... 515,847 10,590,339
17,115,177
Total Management Investment Companies (Cost $17,143,177) ....................
17,115,177
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 85,521 85,521
Total Money Market Funds (Cost $85,521) ......................................
85,521
Total Short Term Investments (Cost $85,521) ...................................
85,521
a
Total Investments (Cost $17,228,698) 100.0% ...................................
$17,200,698
Other Assets, less Liabilities 0.0%
†
............................................
8,087
Net Assets 100.0% ...........................................................
$17,208,785
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2060 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 99.4%
Capital Markets 99.4%
a
Putnam Dynamic Asset Allocation Equity Fund, Class P ....................... 504,605 $ 7,538,792
a
Putnam Dynamic Asset Allocation Growth Fund, Class P ...................... 221,578 4,548,989
12,087,781
Total Management Investment Companies (Cost $11,760,070) ....................
12,087,781
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 59,359 59,359
Total Money Market Funds (Cost $59,359) ......................................
59,359
Total Short Term Investments (Cost $59,359) ...................................
59,359
a
Total Investments (Cost $11,819,429) 99.9% ....................................
$12,147,140
Other Assets, less Liabilities 0.1% .............................................
7,562
Net Assets 100.0% ...........................................................
$12,154,702
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), May 31, 2025
Putnam Retirement Advantage 2065 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 99.5%
Capital Markets 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund, Class P ....................... 169,123 $ 2,526,703
a
Putnam Dynamic Asset Allocation Growth Fund, Class P ...................... 33,589 689,588
3,216,291
Total Management Investment Companies (Cost $3,158,677) .....................
3,216,291
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Putnam Short Term Investment Fund, Class G, 4.555% ....................... 15,111 15,111
Total Money Market Funds (Cost $15,111) ......................................
15,111
Total Short Term Investments (Cost $15,111) ....................................
15,111
a
Total Investments (Cost $3,173,788) 100.0% ....................................
$3,231,402
Other Assets, less Liabilities 0.0%
†
............................................
2,574
Net Assets 100.0% ...........................................................
$3,233,976
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Target Date Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, ten of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Certain or all Funds invest primarily in affiliated mutual funds managed by Franklin Templeton (Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in FT Underlying Funds
Certain or all Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or by Putnam Investment Management, LLC (Putnam Management). As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying
Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The
Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in Underlying Funds for the period ended May 31, 2025, were as follows:

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Maturity Fund
Non-Controlled Affiliates
Putnam Multi-Asset Income Fund,
Class P ................. $ 15,624,033 $ 12,441,021 $ (6,890,681) $ 409,307 $ (678,523) $ 20,905,157 1,962,926 $ 652,681
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 972,681 828,575 (473,803) — — 1,327,453 1,327,453 42,105
Total Affiliated Securities .... $16,596,714 $13,269,596 $(7,364,484) $409,307 $(678,523) $22,232,610 $694,786
Putnam Retirement Advantage 2025 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 768,249 274,229 (572,412) 62,175 (104,028) 428,213 26,319 64,809
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 2,905,678 908,623 (2,128,370) 208,638 (258,234) 1,636,335 151,372 102,924
a
Putnam Multi-Asset Income Fund,
Class P ................. 13,516,208 8,841,978 (3,547,665) 374,718 (550,241) 18,634,998 1,749,765 554,577
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 1,067,378 549,107 (304,626) — — 1,311,859 1,311,859 43,000
Total Affiliated Securities .... $18,257,513 $10,573,937 $(6,553,073) $645,531 $(912,503) $22,011,405 $765,310
Putnam Retirement Advantage 2030 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 11,236,177 6,838,418 (6,438,382) 785,457 (1,625,917) 10,795,753 663,537 1,238,980
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 12,889,169 12,315,711 (4,742,845) 476,619 (810,252) 20,128,402 1,862,017 754,576
a
Putnam Multi-Asset Income Fund,
Class P ................. 4,520,195 3,856,827 (1,593,574) 141,591 (226,773) 6,698,266 628,945 201,507
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 1,671,133 1,136,118 (473,490) — — 2,333,761 2,333,761 70,219
Total Affiliated Securities .... $30,316,674 $24,147,074 $(13,248,291) $1,403,667 $(2,662,942) $39,956,182 $2,265,282
Putnam Retirement Advantage 2035 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 24,930,396 23,933,903 (5,762,273) 493,877 (2,602,980) 40,992,923 2,519,540 3,530,960
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 137,544 831,653 (87,945) 871 1,106 883,229 81,705 15,936
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 1,047,318 268,825 (1,257,881) 70,036 (128,298) —
b
— 70,177
a
Putnam Multi-Asset Income Fund,
Class P ................. 220,172 947,966 (109,964) 1,905 (5,384) 1,054,695 99,032 20,338
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2035 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Short Term Investment
Fund, Class G, 4.555% ....... $ 1,187,578 $ 1,034,513 $ (210,386) $ — $ — $ 2,011,705 2,011,705 $ 56,344
Total Affiliated Securities .... $27,523,008 $27,016,860 $(7,428,449) $566,689 $(2,735,556) $44,942,552 $3,693,755
Putnam Retirement Advantage 2040 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 9,481,850 12,049,464 (3,049,403) 406,709 (1,262,554) 17,626,066 1,083,348 1,424,430
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 13,218,778 11,825,056 (5,326,186) 907,848 (1,894,204) 18,731,292 912,386 1,739,152
a
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 763,424 644,443 (162,975) — — 1,244,892 1,244,892 35,492
Total Affiliated Securities .... $23,464,052 $24,518,963 $(8,538,564) $1,314,557 $(3,156,758) $37,602,250 $3,199,074
Putnam Retirement Advantage 2045 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 509,826 1,191,741 (162,850) 10,369 (45,761) 1,503,325 92,399 84,279
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 16,094,458 12,360,003 (3,554,686) 367,495 (1,259,778) 24,007,492 1,169,386 1,894,543
a
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 386,387 329,193 (55,618) — — 659,962 659,962 18,764
Total Affiliated Securities .... $16,990,671 $13,880,937 $(3,773,154) $377,864 $(1,305,539) $26,170,779 $1,997,586
Putnam Retirement Advantage 2050 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 2,982,730 1,624,405 (1,106,760) 228,198 (313,408) 3,415,165 228,592 263,305
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 14,174,961 9,579,653 (2,834,597) 465,848 (1,239,635) 20,146,230 981,307 1,671,795
a
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 139,162 150,989 (33,751) — — 256,400 256,400 6,994
Total Affiliated Securities .... $17,296,853 $11,355,047 $(3,975,108) $694,046 $(1,553,043) $23,817,795 $1,942,094
Putnam Retirement Advantage 2055 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 4,012,870 4,524,495 (1,868,027) 377,893 (522,393) 6,524,838 436,736 418,173
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 5,589,497 7,583,815 (2,206,148) 375,925 (752,750) 10,590,339 515,847 766,082
a
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2055 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Short Term Investment
Fund, Class G, 4.555% ....... $ 48,834 $ 58,301 $ (21,614) $ — $ — $ 85,521 85,521 $ 2,259
Total Affiliated Securities .... $9,651,201 $12,166,611 $(4,095,789) $753,818 $(1,275,143) $17,200,698 $1,186,514
Putnam Retirement Advantage 2060 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 4,800,734 4,084,629 (1,275,285) 294,962 (366,248) 7,538,792 504,605 448,042
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 2,573,970 2,699,191 (608,610) 115,235 (230,797) 4,548,989 221,578 312,351
a
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 37,290 35,794 (13,725) — — 59,359 59,359 1,636
Total Affiliated Securities .... $7,411,994 $6,819,614 $(1,897,620) $410,197 $(597,045) $12,147,140 $762,029
Putnam Retirement Advantage 2065 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 881,427 1,983,791 (325,504) 76,041 (89,052) 2,526,703 169,123 107,656
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 242,185 554,721 (93,621) 14,529 (28,226) 689,588 33,589 36,888
a
Putnam Short Term Investment
Fund, Class G, 4.555% ....... 5,116 14,845 (4,850) — — 15,111 15,111 321
Total Affiliated Securities .... $1,128,728 $2,553,357 $(423,975) $90,570 $(117,278) $3,231,402 $144,865
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
b
As of May 31, 2025, no longer held by the fund.
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
At May 31, 2025, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
4. Fair Value Measurements
(continued)